INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Reconciliation of share of profit in investments in associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Share of profit of investment accounted for using the equity method	$ (2,495,621)	$ 2,194,144	$ 932,340
Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(394,490)	(868,233)	(1,097,968)
Amortization goodwill in the sale of fixed assets of Envases CMF S.A.	85,266	85,268	85,268
Amortization goodwill preferred rights CCDV S.A.	(610,238)
Income statement balance	$ (3,415,083)	$ 1,411,179	$ (80,360)